Cover	Jul. 20, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Current Report on Form 8-K/A to amend its Original Form 8-K by filing Armanino’s letter to the SEC. A copy of Armanino’s letter to the SEC, dated July 25, 2022, is attached as Exhibit 7.1 to this Current Report on Form 8-K/A and is incorporated by reference herein.
Document Period End Date	Jul. 20, 2022
Entity File Number	001-38508
Entity Registrant Name	Lottery.com Inc.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71 W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	512
Local Phone Number	592-2451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ